Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2021	2020
Cost:
Computers and software	$577	$449
Laboratory equipment	6,247	3,947
Furniture and office equipment	167	152
Leasehold improvements	6,024	4,478

	13,015	9,026
Accumulated depreciation	(4,254)	(3,136)

Depreciated cost	$8,761	$5,890

Depreciation expenses amounted to $1,118, $1,012 and $947 for the years ended December 31, 2021, 2020 and 2019, respectively.